Revenue and segmental reporting, Deferred revenue (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue and segmental reporting [Abstract]
Current trade receivables	£ 27,736,000	£ 6,047,000
Deferred revenue [Abstract]
Current deferred revenue	6,408,000	24,450,000
Non-current deferred revenue	4,331,000	6,408,000
Total deferred revenue	10,739,000	30,858,000
Decrease in deferred revenue	(20,119,000)
Aggregate non-refundable fee payment	4,331,000
Revenue recognised related to performance obligations	£ 0	£ 0	£ 705,000
Top of range [member]
Deferred revenue [Abstract]
Expected recognized revenue	1 year